Segmented information	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Segmented information
Note 14. Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides clients across Canada with financial solutions, services and advice through our dedicated team members in banking centres and contact centres, as well as leading mobile and online banking platforms to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada. Our offering also includes an online brokerage platform for retail clients and asset management services for institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate companies, entrepreneurs, high-net-worth individuals and families, as well as operating private and small business banking services in strategic markets across the U.S.
Capital Markets provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked research to our clients around the world. Leveraging the capabilities of our differentiated platform, Capital Markets also delivers multi-currency payments and innovative solutions for clients across our bank.
Corporate and Other includes the following functional groups – Chief Administrative Office, Global Technology, Data and AI, Risk Management, People, Culture and Talent, and Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC Caribbean Bank Limited and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
As announced on May 28, 2026, upon the completion of supporting changes in our internal management reporting processes in the fourth quarter of 2026, we will realign the external reporting of our commercial banking and wealth management businesses, currently within the Canadian Commercial Banking and Wealth Management, and the U.S. Commercial Banking and Wealth Management SBUs, to form two new SBUs: Commercial Banking (consisting of Canadian and U.S. Commercial banking), and Wealth Management (consisting of Canadian and U.S. Wealth management). As part of this realignment, certain corporate costs that were previously recognized in Corporate and Other will be allocated to all four of our SBUs, including Canadian Personal and Business Banking and Capital Markets.
Prior period amounts will be restated in the fourth quarter to reflect these changes for consistent presentation across all reporting periods. While the changes will impact the results of our SBUs and Corporate and Other to reflect the new SBU structure and corporate cost allocation methodology, there will be no impact on our consolidated financial results.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2026	Net interest income	$2,721	$872	$608	$125	$181	$4,507
Jul. 31	Non-interest income (1)(2)	623	1,165	255	1,709	109	3,861
	Total revenue	3,344	2,037	863	1,834	290	8,368
	Provision for (reversal of) credit losses	427	145	(32)	28	(4)	564
	Amortization and impairment (3)	57	–	25	–	362	444
	Other non-interest expenses	1,586	1,037	453	857	308	4,241
	Income (loss) before income taxes	1,274	855	417	949	(376)	3,119
	Income taxes	326	236	97	227	(176)	710
	Net income (loss)	$948	$619	$320	$722	$(200)	$2,409
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	948	619	320	722	(210)	2,399
	Average assets (4)(5)	$346,745	$113,052	$69,779	$437,011	$223,214	$1,189,801
2026	Net interest income	$2,581	$829	$577	$246	$112	$4,345
Apr. 30	Non-interest income (1)(2)	593	1,089	244	1,622	113	3,661
	Total revenue	3,174	1,918	821	1,868	225	8,006
	Provision for (reversal of) credit losses	474	121	21	(15)	4	605
	Amortization and impairment (3)	56	1	25	1	219	302
	Other non-interest expenses	1,515	959	444	806	173	3,897
	Income (loss) before income taxes	1,129	837	331	1,076	(171)	3,202
	Income taxes	283	223	71	284	(124)	737
	Net income (loss)	$846	$614	$260	$792	$(47)	$2,465
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	846	614	260	792	(55)	2,457
	Average assets (4)(5)	$343,988	$110,993	$66,313	$422,923	$217,295	$1,161,512
2025	Net interest income	$2,459	$751	$548	$176	$114	$4,048
Jul. 31	Non-interest income (1)(2)	602	972	242	1,330	60	3,206
	Total revenue	3,061	1,723	790	1,506	174	7,254
	Provision for credit losses	444	21	17	76	1	559
	Amortization and impairment (3)	58	1	23	–	205	287
	Other non-interest expenses	1,459	878	427	721	204	3,689
	Income (loss) before income taxes	1,100	823	323	709	(236)	2,719
	Income taxes	288	225	69	169	(128)	623
	Net income (loss)	$812	$598	$254	$540	$(108)	$2,096
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2
	Equity shareholders	812	598	254	540	(110)	2,094
	Average assets (4)(5)	$340,683	$105,275	$63,669	$381,214	$212,606	$1,103,447

$ millions, for the nine months ended
2026	Net interest income	$7,954	$2,531	$1,785	$482	$408	$13,160
Jul. 31	Non-interest income (1)(2)	1,859	3,347	773	5,237	396	11,612
	Total revenue	9,813	5,878	2,558	5,719	804	24,772
	Provision for credit losses	1,347	350	10	20	10	1,737
	Amortization and impairment (3)	170	1	77	1	798	1,047
	Other non-interest expenses	4,602	2,937	1,353	2,499	775	12,166
	Income (loss) before income taxes	3,694	2,590	1,118	3,199	(779)	9,822
	Income taxes	940	710	244	808	(854)	1,848
	Net income	$2,754	$1,880	$874	$2,391	$75	$7,974
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25
	Equity shareholders	2,754	1,880	874	2,391	50	7,949
	Average assets (4)(5)	$344,866	$110,810	$67,113	$427,825	$218,197	$1,168,811
2025	Net interest income	$7,057	$2,176	$1,646	$417	$341	$11,637
Jul. 31	Non-interest income (1)(2)	1,786	2,890	760	4,208	276	9,920
	Total revenue	8,843	5,066	2,406	4,625	617	21,557
	Provision for credit losses	1,261	114	208	131	23	1,737
	Amortization and impairment (3)	173	2	71	1	607	854
	Other non-interest expenses	4,282	2,563	1,290	2,144	540	10,819
	Income (loss) before income taxes	3,127	2,387	837	2,349	(553)	8,147
	Income taxes	816	649	154	624	(370)	1,873
	Net income (loss)	$2,311	$1,738	$683	$1,725	$(183)	$6,274
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$19	$19
	Equity shareholders	2,311	1,738	683	1,725	(202)	6,255
	Average assets (4)(5)	$338,754	$102,750	$64,654	$375,881	$216,566	$1,098,605
(1)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Canadian Personal and Business Banking. Commissions on securities transactions are earned primarily in Capital Markets, and Canadian Commercial Banking and Wealth Management.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.